UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-09833

Investment Grade Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2013

Date of Reporting Period

Item 1. Reports to Stockholders

Investment Grade Income Portfolio

December 31, 2013

Portfolio of Investments

Corporate Bonds & Notes — 34.2%

Security	Principal Amount (000’s omitted)	Value

Agriculture — 0.7%
Bunge, Ltd. Finance Corp., 3.20%, 6/15/17	$500	$514,458
Cargill, Inc., 4.10%, 11/1/42(1)	345	295,803
Lorillard Tobacco Co., 7.00%, 8/4/41(2)	444	482,949

		$1,293,210

Automotive — 0.7%
Ford Motor Co., 7.45%, 7/16/31	$419	$513,220
General Motors Co., 6.25%, 10/2/43(1)	660	688,875

		$1,202,095

Banks — 7.1%
Bank of America Corp., 3.30%, 1/11/23	$836	$791,351
Bank of America Corp., 5.65%, 5/1/18	727	827,954
Barclays Bank PLC, 5.00%, 9/22/16	380	418,599
Capital One Bank (USA), NA, 3.375%, 2/15/23	642	597,060
Citigroup, Inc., 3.375%, 3/1/23	59	56,100
Citigroup, Inc., 4.05%, 7/30/22	560	553,937
Citigroup, Inc., 4.50%, 1/14/22	653	692,200
CNH Capital, LLC, 3.875%, 11/1/15	350	363,125
Discover Financial Services, 3.85%, 11/21/22	335	317,742
Fifth Third Bancorp, 4.30%, 1/16/24	540	529,088
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22	167	188,045
KeyBank NA, 1.65%, 2/1/18	485	477,208
Merrill Lynch & Co., Inc., 6.11%, 1/29/37	175	188,770
Morgan Stanley, 3.45%, 11/2/15	419	436,334
Morgan Stanley, 4.875%, 11/1/22	1,020	1,044,467
PNC Bank NA, 4.20%, 11/1/25	800	784,502
Rabobank Nederland, 4.625%, 12/1/23	600	604,424
Regions Financial Corp., 7.375%, 12/10/37	400	431,783
Royal Bank of Scotland Group PLC, 6.10%, 6/10/23(2)	320	322,693
Santander UK PLC, 5.00%, 11/7/23(1)	475	476,931
Turkiye Is Bankasi, 5.50%, 4/21/19(1)(2)	300	298,260
UBS AG/Stamford, CT, 5.875%, 7/15/16	350	389,383
Wachovia Bank NA, 6.00%, 11/15/17	420	484,867
Wells Fargo & Co., 3.45%, 2/13/23	564	533,409
Wells Fargo & Co., 5.375%, 11/2/43	360	368,728
Zions Bancorporation, 4.50%, 6/13/23	354	345,179

		$12,522,139

Beverages — 0.7%
Anheuser-Busch Cos., Inc., 5.50%, 1/15/18	$293	$333,244
Coca-Cola FEMSA SAB de CV, 2.375%, 11/26/18	810	805,614

		$1,138,858

Security	Principal Amount (000’s omitted)	Value

Broadcasting and Cable — 0.3%
Nielsen Finance, LLC/Nielsen Finance Co., 4.50%, 10/1/20	$600	$586,500

		$586,500

Building Materials — 0.3%
Owens Corning, Inc., 4.20%, 12/15/22	$502	$479,533

		$479,533

Chemicals — 0.5%
LyondellBasell Industries NV, 6.00%, 11/15/21	$192	$220,884
Mosaic Co., 4.25%, 11/15/23	350	345,782
Westlake Chemical Corp., 3.60%, 7/15/22	390	369,562

		$936,228

Commercial Services — 1.9%
ADT Corp. (The), 3.50%, 7/15/22	$599	$521,567
Cielo SA/Cielo USA, Inc., 3.75%, 11/16/22(1)	500	446,250
Hillenbrand, Inc., 5.50%, 7/15/20	400	421,232
Verisk Analytics, Inc., 4.125%, 9/12/22	518	501,542
Waste Management, Inc., 7.375%, 3/11/19	769	930,629
Western Union Co. (The), 6.20%, 11/17/36	552	517,838

		$3,339,058

Communications Services — 1.6%
AT&T, Inc., 4.35%, 6/15/45	$270	$228,636
Colombia Telecomunicaciones SA ESP, 5.375%, 9/27/22(1)	600	562,500
Intelsat Jackson Holdings SA, 7.25%, 4/1/19	420	455,700
Koninklijke KPN NV, 7.00% to 3/28/23, 3/28/73(1)(3)	400	405,562
Southaven Combined Cycle Generation (TVA), LLC, 3.846%, 8/15/33	502	485,718
Verizon Communications, Inc., 2.50%, 9/15/16	389	402,475
Verizon Communications, Inc., 5.15%, 9/15/23	286	307,181

		$2,847,772

Computers — 0.7%
Hewlett-Packard Co., 3.75%, 12/1/20	$348	$347,334
Hewlett-Packard Co., 6.00%, 9/15/41	178	178,381
Seagate HDD Cayman, 3.75%, 11/15/18(1)	700	709,625

		$1,235,340

Diversified Financial Services — 0.7%
General Motors Financial Co., Inc., 4.25%, 5/15/23(1)	$600	$572,250
General Motors Financial Co., Inc., 6.75%, 6/1/18	120	137,400
SLM Corp., 5.50%, 1/25/23	502	476,075

		$1,185,725

17	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Diversified Manufacturing — 0.6%
Joy Global, Inc., 5.125%, 10/15/21	$502	$515,695
Tyco Electronics Group SA, 6.55%, 10/1/17	451	516,356

		$1,032,051

Diversified Telecommunication Services — 0.1%
CenturyLink, Inc., 7.60%, 9/15/39	$120	$107,700

		$107,700

Electric Utilities — 2.7%
AES Gener SA, 5.25%, 8/15/21(1)	$525	$533,296
Comision Federal de Electricidad, 4.875%, 5/26/21(1)	836	867,350
Enel Finance International NV, 6.00%, 10/7/39(1)	502	481,582
Exelon Generation Co., LLC, 5.20%, 10/1/19	552	595,274
Florida Power & Light Co., 4.125%, 2/1/42	670	616,787
Georgia Power Co., 4.30%, 3/15/42	628	565,092
Iberdrola Finance Ireland, Ltd., 5.00%, 9/11/19(1)	300	322,988
ITC Holdings Corp., 4.05%, 7/1/23	310	303,979
PPL Energy Supply, LLC, 6.50%, 5/1/18	453	504,172

		$4,790,520

Electrical and Electronic Equipment — 0.3%
Amphenol Corp., 4.00%, 2/1/22	$593	$571,090

		$571,090

Energy — 0.4%
Petrobras International Finance Co., 6.875%, 1/20/40	$350	$333,607
Petrobras International Finance Co., 7.875%, 3/15/19	368	418,481

		$752,088

Financial Services — 1.4%
AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(1)	$427	$444,288
Ford Motor Credit Co., LLC, 3.00%, 6/12/17	670	696,649
Janus Capital Group, Inc., 6.70%, 6/15/17	437	486,837
Jefferies Group, LLC, 6.875%, 4/15/21	271	310,032
Svensk Exportkredit AB, 2.875% to 11/14/18, 11/14/23(1)(3)	600	586,698

		$2,524,504

Foods — 0.7%
ConAgra Foods, Inc., 4.95%, 8/15/20	$471	$505,790
Delhaize Group SA, 5.70%, 10/1/40	836	792,785

		$1,298,575

Security	Principal Amount (000’s omitted)	Value

Health Services — 0.5%
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(1)	$400	$434,000
Tenet Healthcare Corp., 4.75%, 6/1/20	520	510,900

		$944,900

Home Construction — 0.9%
Lennar Corp., 5.60%, 5/31/15	$400	$422,000
MDC Holdings, Inc., 5.625%, 2/1/20	380	399,950
MDC Holdings, Inc., 6.00%, 1/15/43	305	263,196
Toll Brothers Finance Corp., 4.375%, 4/15/23(2)	565	526,862

		$1,612,008

Household & Personal Products — 0.5%
Energizer Holdings, Inc., 4.70%, 5/19/21	$920	$929,597

		$929,597

Insurance — 1.8%
Aflac, Inc., 4.00%, 2/15/22	$260	$261,762
American International Group, Inc., 5.85%, 1/16/18	535	614,533
Genworth Financial, Inc., 7.625%, 9/24/21(2)	427	508,264
ING US, Inc., 2.90%, 2/15/18	502	513,706
Principal Financial Group, Inc., 6.05%, 10/15/36	185	210,038
Prudential Financial, Inc., 6.00%, 12/1/17	310	356,639
Willis Group Holdings PLC, 4.125%, 3/15/16	265	277,568
XLIT, Ltd., 5.75%, 10/1/21	444	498,695

		$3,241,205

Internet Software & Services — 0.6%
Equinix, Inc., 7.00%, 7/15/21	$540	$591,975
VeriSign, Inc., 4.625%, 5/1/23	516	495,360

		$1,087,335

Lodging and Gaming — 0.8%
GLP Capital, LP/GLP Financing II, Inc., 4.375%, 11/1/18(1)(2)	$675	$691,875
International Game Technology, 7.50%, 6/15/19	200	232,876
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 5/15/18	445	515,315

		$1,440,066

Medical Products — 0.1%
Mylan Inc., 3.125%, 1/15/23(1)	$200	$181,559

		$181,559

18	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Mining — 0.7%
Barrick Gold Corp., 3.85%, 4/1/22	$576	$518,923
MMC Norilsk Nickel OJSC via MMC Finance, Ltd., 5.55%, 10/28/20(1)(2)	300	299,625
Southern Copper Corp., 5.25%, 11/8/42	520	423,001

		$1,241,549

Oil and Gas-Equipment and Services — 0.3%
Rowan Cos., Inc., 7.875%, 8/1/19	$451	$542,004

		$542,004

Pipelines — 0.8%
DCP Midstream Operating LP, 4.95%, 4/1/22	$586	$595,023
Energy Transfer Partners LP, 4.90%, 2/1/24	502	509,795
Sabine Pass Liquefaction, LLC, 6.25%, 3/15/22(1)	390	387,562

		$1,492,380

Real Estate Investment Trusts (REITs) — 2.4%
American Tower Corp., 3.50%, 1/31/23	$625	$570,034
AvalonBay Communities, Inc., 2.85%, 3/15/23	359	323,564
BRE Properties, Inc., 5.50%, 3/15/17	534	586,015
CubeSmart LP, 4.80%, 7/15/22	502	515,783
Essex Portfolio LP, 3.25%, 5/1/23	700	633,850
Host Hotels & Resorts LP, 4.75%, 3/1/23	510	513,631
Mack-Cali Realty LP, 3.15%, 5/15/23	485	421,128
Tanger Properties LP, 3.875%, 12/1/23	755	728,037

		$4,292,042

Retail-Specialty and Apparel — 2.7%
Advance Auto Parts, Inc., 4.50%, 1/15/22	$400	$406,015
AutoNation, Inc., 5.50%, 2/1/20	544	586,840
Best Buy Co., Inc., 5.00%, 8/1/18	593	624,132
Dollar General Corp., 4.125%, 7/15/17	870	924,107
Gap, Inc. (The), 5.95%, 4/12/21	853	942,794
Macy’s Retail Holdings, Inc., 2.875%, 2/15/23	800	724,274
Staples, Inc., 4.375%, 1/12/23(2)	502	486,469

		$4,694,631

Software — 0.7%
Fiserv, Inc., 3.50%, 10/1/22	$527	$489,538
Microsoft Corp., 1.625%, 12/6/18	700	690,899

		$1,180,437

Total Corporate Bonds & Notes (identified cost $60,873,191)		$60,722,699

Agency Mortgage-Backed Securities — 21.0%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Gold Pool #C03815, 3.50%, 3/1/42	$987	$980,041
Gold Pool #C09032, 3.50%, 2/1/43	1,130	1,121,587
Gold Pool #G18176, 5.00%, 4/1/22	191	204,699
Pool #A97620, 4.50%, 3/1/41	821	869,151
Pool #C03517, 4.50%, 9/1/40	911	964,157
Pool #C09013, 3.00%, 9/1/42	1,076	1,019,724
Pool #C09023, 3.50%, 12/1/42	1,058	1,050,163
Pool #E03124, 3.00%, 4/1/27	1,850	1,883,871
Pool #G04913, 5.00%, 3/1/38	2,191	2,365,866
Pool #G05958, 5.00%, 8/1/40	500	539,359
Pool #G06091, 5.50%, 5/1/40	540	589,597
Pool #G08348, 5.00%, 6/1/39	455	490,760
Pool #G08528, 3.00%, 4/1/43	1,937	1,836,588
Pool #G18309, 4.50%, 5/1/24	379	403,419
Pool #G18441, 2.50%, 8/1/27	313	310,178
Pool #Q00285, 4.50%, 4/1/41	1,335	1,412,927

		$16,042,087

Federal National Mortgage Association:
Pool #735415, 6.50%, 12/1/32	$601	$674,492
Pool #890397, 3.50%, 12/1/26	136	142,256
Pool #890516, 5.00%, 2/1/39	786	853,232
Pool #929009, 6.00%, 1/1/38	672	743,880
Pool #995203, 5.00%, 7/1/35	65	70,447
Pool #AB1776, 3.50%, 11/1/25	692	724,955
Pool #AB4827, 3.50%, 4/1/42	601	597,370
Pool #AB6633, 3.50%, 10/1/42	1,076	1,070,049
Pool #AC8540, 4.50%, 12/1/24	298	317,469
Pool #AE0949, 4.00%, 2/1/41	694	714,802
Pool #AE0971, 4.00%, 5/1/25	182	192,522
Pool #AE4680, 4.00%, 11/1/40	346	356,756
Pool #AE7535, 4.00%, 10/1/40	626	645,295
Pool #AE7758, 3.50%, 11/1/25	434	454,066
Pool #AE9757, 4.00%, 12/1/40	132	135,553
Pool #AH0944, 4.00%, 12/1/40	1,516	1,563,013
Pool #AH1559, 4.00%, 12/1/40	736	758,591
Pool #AH3804, 4.00%, 2/1/41	1,222	1,259,608
Pool #AH6827, 4.00%, 3/1/26	766	812,052
Pool #AH9055, 4.50%, 4/1/41	999	1,059,603
Pool #AK3264, 3.00%, 2/1/27	470	479,804
Pool #AK6759, 3.50%, 3/1/42	1,986	1,974,862
Pool #AL0161, 4.00%, 4/1/41	100	103,225
Pool #AL2897, 3.50%, 1/1/43	1,542	1,533,559
Pool #AO3759, 3.50%, 5/1/42	1,054	1,047,648

19	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued)
Pool #MA1003, 3.50%, 3/1/42	$1,162	$1,155,227
Pool #MA1060, 2.50%, 5/1/27	411	406,856
Pool #MA1438, 2.50%, 5/1/28	1,421	1,407,132

		$21,254,324

Government National Mortgage Association,
Pool #781412, 6.50%, 2/15/17	$82	$87,132

		$87,132

Total Agency Mortgage-Backed Securities (identified cost $38,038,002)		$37,383,543

Commercial Mortgage-Backed Securities — 9.1%

Security	Principal Amount (000’s omitted)	Value
A10 Securitization, LLC, Series 2013-1, Class A, 2.40%, 11/15/25(1)	$250	$249,564
BACM, Series 2006-3, Class A4, 5.889%, 7/10/44(4)	45	48,742
BACM, Series 2006-5, Class AM, 5.448%, 9/10/47	130	139,372
BSCMS, Series 2004-T14, Class A4, 5.20%, 1/12/41(4)	94	94,346
BSCMS, Series 2005-PW10, Class A4, 5.405%, 12/11/40(4)	50	53,089
BSCMS, Series 2006-PW14, Class A4, 5.201%, 12/11/38	400	437,455
CDCMT, Series 2006-CD3, Class A5, 5.617%, 10/15/48	600	654,589
CGCMT, Series 2004-C1, Class A4, 5.383%, 4/15/40(4)	295	297,294
CGCMT, Series 2012-GC8, Class A2, 1.813%, 9/10/45	400	401,222
COMM, Series 2006-C7, Class AM, 5.777%, 6/10/46(4)	400	430,600
COMM, Series 2006-C8, Class A4, 5.306%, 12/10/46	500	545,368
COMM, Series 2012-CR2, Class AM, 3.791%, 8/15/45	165	163,094
COMM, Series 2012-LC4, Class C, 5.648%, 12/10/44(4)	215	228,151
COMM, Series 2013-CR10, Class D, 4.798%, 8/10/46(1)(4)	115	100,551
COMM, Series 2013-CR11, Class C, 5.173%, 10/10/46(1)(4)	500	497,696
CSMC, Series 2006-C4, Class A3, 5.467%, 9/15/39	421	458,990
DBUBS, Series 2011-LC1A, Class A1, 3.742%, 11/10/46(1)	553	580,981
DDR, Series 2009-DDR1, Class C, 6.223%, 10/14/22(1)	500	514,351
ESA, Series 2013-ESH7, Class D7, 5.053%, 12/5/31(1)(4)	550	554,623
FMBT, Series 2012-FBLU, Class B, 3.875%, 5/5/27(1)	400	405,135
GECMC, Series 2004-C2, Class A4, 4.893%, 3/10/40	99	99,557
GMACC, Series 2004-C3, Class A5, 4.864%, 12/10/41	400	410,664
HILT, Series 2013-HLT, Class DFX, 4.407%, 11/5/30(1)	300	301,347
JPMCC, Series 2005-LDP1, Class A3, 4.865%, 3/15/46	300	301,889
JPMCC, Series 2006-CB16, Class A4, 5.552%, 5/12/45	409	444,484
JPMCC, Series 2006-LDP7, Class A4, 5.863%, 4/15/45(4)	225	245,881
JPMCC, Series 2006-LDP8, Class A4, 5.399%, 5/15/45	400	436,232
JPMCC, Series 2011-C3, Class A2, 3.673%, 2/15/46(1)	675	708,635
JPMCC, Series 2013-C16, Class C, 5.008%, 12/15/46(4)	435	433,559

Security	Principal Amount (000’s omitted)	Value

JPMCC, Series 2013-LC11, Class AS, 3.216%, 4/15/46	$220	$206,530
MLCFC, Series 2006-4, Class A3, 5.172%, 12/12/49	300	325,634
Motel 6, Series 2012-MTL6, Class D, 3.781%, 10/5/25(1)	425	422,305
MSC, Series 2004-IQ8, Class A5, 5.11%, 6/15/40(4)	258	261,535
MSC, Series 2006-HQ8, Class A4, 5.417%, 3/12/44(4)	500	534,216
MSC, Series 2006-IQ12, Class A4, 5.332%, 12/15/43	497	542,623
NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, 10/29/20	474	477,140
NCUA Guaranteed Notes, Series 2010-R1, Class 2A, 1.84%, 10/7/20	135	136,361
NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, 12/8/20	257	261,952
RBSCF, Series 2010-MB1, Class C, 4.686%, 4/15/24(1)(4)	325	337,557
RIAL, Series 2013-LT2, Class A, 2.833%, 5/22/28(1)	110	109,927
WBCMT, Series 2006-C28, Class A4, 5.572%, 10/15/48	320	350,646
WBCMT, Series 2006-C28, Class AM, 5.603%, 10/15/48(4)	260	279,620
WBCMT, Series 2006-C29, Class A4, 5.308%, 11/15/48	500	547,150
WFCM, Series 2010-C1, Class C, 5.585%, 11/15/43(1)(4)	500	539,683
WFCM, Series 2013-LC12, Class D, 4.304%, 7/15/46(1)(4)	550	456,242
WF-RBS, Series 2013-C13, Class AS, 3.345%, 5/15/45	80	75,724

Total Commercial Mortgage-Backed Securities (identified cost $16,028,650)		$16,102,306

Asset-Backed Securities — 2.6%

Security	Principal Amount (000’s omitted)	Value

Agriculture — 0.2%
CNH, Series 2013-D, Class B, 1.75%, 4/15/21	$405	$401,851

		$401,851

Automotive — 1.7%
AESOP, Series 2010-3A, Class B, 6.74%, 5/20/16(1)	$850	$900,133
AMCAR, Series 2013-5, Class B, 1.52%, 1/8/19	353	352,004
CARMX, Series 2013-1, Class A3, 0.60%, 10/16/17	225	224,944
CRART, Series 2013-2, Class A2, 1.23%, 3/15/19	635	634,769
SDART, Series 2013-5, Class B, 1.55%, 10/15/18	885	884,118

		$2,995,968

Lodging and Gaming — 0.4%
DROT, Series 2013-2, Class A, 2.27%, 5/20/26(1)	$436	$435,139
MVW Owner Trust, Series 2013-1A, Class A, 2.15%, 4/22/30(1)	200	200,576

		$635,715

20	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2013

Portfolio of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Real Estate Investment Trusts (REITs) — 0.3%
IHSFR, Series 2013-SFR1, Class D, 2.314%, 12/17/30(1)(5)	$530	$531,659

		$531,659

Total Asset-Backed Securities (identified cost $4,518,647)		$4,565,193

Foreign Government Bonds — 0.3%

Security	Principal Amount (000’s omitted)	Value

Bermuda — 0.3%
Government of Bermuda, 4.854%, 2/6/24(1)	$510	$510,926

		$510,926

Total Foreign Government Bonds (identified cost $511,147)		$510,926

U.S. Government Agency Bonds — 2.0%

Security	Principal Amount (000’s omitted)	Value
Federal National Mortgage Association, 0.875%, 8/28/17	$3,555	$3,511,825

Total U.S. Government Agency Bonds (identified cost $3,525,997)		$3,511,825

U.S. Treasury Obligations — 25.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 3.125%, 2/15/43	$395	$336,861
U.S. Treasury Bond, 3.625%, 8/15/43	55	51,739
U.S. Treasury Bond, 3.875%, 8/15/40	3,795	3,782,549
U.S. Treasury Bond, 4.50%, 2/15/36	265	293,984
U.S. Treasury Bond, 4.50%, 5/15/38	85	93,938
U.S. Treasury Bond, 5.375%, 2/15/31	980	1,198,203
U.S. Treasury Inflation-Protected Note, 0.50%, 4/15/15(6)	2,077	2,124,159
U.S. Treasury Note, 2.00%, 4/30/16	11,510	11,908,350
U.S. Treasury Note, 2.625%, 8/15/20	1,880	1,916,865
U.S. Treasury Note, 3.375%, 11/15/19	2,260	2,429,147
U.S. Treasury Note, 3.50%, 2/15/18	6,590	7,152,470
U.S. Treasury Note, 4.00%, 2/15/15	12,040	12,552,639
U.S. Treasury Note, 4.625%, 2/15/17	1,435	1,600,642

Total U.S. Treasury Obligations (identified cost $45,750,938)		$45,441,546

Preferred Securities — 2.6%

Security	Shares	Value

Banks — 0.3%
GMAC Capital Trust I, 8.125% to 2/15/16(3)(7)	20,000	$531,250

		$531,250

Commercial Banks — 0.4%
JPMorgan Chase & Co., Series Q, 5.15% to 5/1/23(3)	400	$364,586
PNC Financial Services Group, Inc. (The), 4.85% to 6/1/23(3)	350	315,903

		$680,489

Diversified Financial Services — 0.7%
General Electric Capital Corp., Series A, 7.125% to 6/15/22(3)	3.07	$344,598
General Electric Capital Corp., Series B, 6.25% to 12/15/22(3)	2	207,911
PPTT, 2006-A GS, Class A, 5.99%(1)(5)	4	806,372

		$1,358,881

Electric Utilities — 0.8%
Electricite de France SA, 5.25% to 1/29/23(1)(3)	300	$305,533
Entergy Arkansas, Inc., 4.75%(2)	15,000	287,872
Entergy Arkansas, Inc., 4.90%(2)	10,900	219,363
NextEra Energy Capital Holdings, Inc., Series I, 5.125%(2)	13,272	246,627
SCE Trust I, 5.625%(2)	15,000	301,500

		$1,360,895

Insurance — 0.4%
American Overseas Group, Ltd., Series A, 7.50% to 12/15/16(3)(7)	2,000	$800,125

		$800,125

Total Preferred Securities (identified cost $6,131,762)		$4,731,640

Tax-Exempt Investments — 0.1%

Security	Principal Amount (000’s omitted)	Value

Water and Sewer — 0.1%
Detroit, MI, Water Supply System, 5.25%, 7/1/41	$278	$251,815

		$251,815

Total Tax-Exempt Investments (identified cost $246,372)		$251,815

21	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2013

Portfolio of Investments — continued

Interest Rate Swaptions Purchased — 0.5%

Description	Counterparty	Expiration Date	Notional Amount (000’s omitted)	Value

Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.05%	Wells Fargo	10/23/14	$5,000	$242,450
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.20%	Citibank NA	9/29/14	6,000	223,848
Option to receive 3-month USD-LIBOR-BBA Rate and pay 3.21%	Citibank NA	8/7/14	15,000	457,905

Total Interest Rate Swaptions Purchased (identified cost $889,425)				$924,203

Short-Term Investments — 3.2%

Description	Interest (000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.03%(8)(9)	$3,449	$3,448,517
Eaton Vance Cash Reserves Fund, LLC, 0.14%(9)	2,280	2,279,517

Total Short-Term Investments (identified cost $5,728,034)		$5,728,034

Total Investments — 101.2% (identified cost $182,242,165)		$179,873,730

Other Assets, Less Liabilities — (1.2)%		$(2,173,910)

Net Assets — 100.0%		$177,699,820

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	–	Avis Budget Rental Car Funding LLC
AMCAR	–	AmeriCredit Automobile Receivables Trust
BACM	–	Banc of America Commercial Mortgage Trust
BSCMS	–	Bear Stearns Commercial Mortgage Securities Trust
CARMX	–	CarMax Auto Owner Trust
CDCMT	–	CD Commercial Mortgage Trust
CGCMT	–	Citigroup Commercial Mortgage Trust
CNH	–	CNH Equipment Trust
COMM	–	Commercial Mortgage Pass-Through Certificates
CRART	–	California Republic Auto Receivables Trust
CSMC	–	Credit Suisse Commercial Mortgage Trust
DBUBS	–	DBUBS Mortgage Trust
DDR	–	Developers Diversified Realty Corp.

DROT	–	Diamond Resorts Owner Trust
ESA	–	Extended Stay America Trust
FMBT	–	Fontainebleau Miami Beach Trust
GECMC	–	General Electric Commercial Mortgage Corp.
GMACC	–	GMAC Commercial Mortgage Securities, Inc. Trust
HILT	–	Hilton USA Trust
IHSFR	–	Invitation Homes Trust
JPMCC	–	JPMorgan Chase Commercial Mortgage Securities Trust
MLCFC	–	ML-CFC Commercial Mortgage Trust
MSC	–	Morgan Stanley Capital I Trust
NCUA	–	National Credit Union Administration
PPTT	–	Preferred Pass-Through Trust
RBSCF	–	Royal Bank of Scotland Commercial Funding
RIAL	–	Rialto Real Estate Fund LP
SDART	–	Santander Drive Auto Receivables Trust
WBCMT	–	Wachovia Bank Commercial Mortgage Trust
WFCM	–	Wells Fargo Commercial Mortgage Trust
WF-RBS	–	WF-RBS Commercial Mortgage Trust

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2013, the aggregate value of these securities is $19,155,814 or 10.8% of the Portfolio’s net assets.

(2)	All or a portion of this security was on loan at December 31, 2013.

(3)	Security converts to floating rate after the indicated fixed-rate coupon period.

(4)	Weighted average fixed-rate coupon that changes/updates monthly.

(5)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2013.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(7)	Non-income producing security.

(8)

The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at December 31, 2013. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(9)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2013.

22	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2013

Statement of Assets and Liabilities

Assets	December 31, 2013
Unaffiliated investments, at value including $3,372,087 of securities on loan (identified cost, $176,514,131)	$174,145,696
Affiliated investments, at value (identified cost, $5,728,034)	5,728,034
Interest receivable	1,413,051
Interest receivable from affiliated investment	211
Securities lending income receivable	1,700
Receivable from affiliate	6,763
Total assets	$181,295,455

Liabilities
Collateral for securities loaned	$3,448,517
Payable to affiliates:
Investment adviser fee	66,311
Trustees’ fees	1,159
Accrued expenses	79,648
Total liabilities	$3,595,635
Net Assets applicable to investors’ interest in Portfolio	$177,699,820

Sources of Net Assets
Investors’ capital	$180,068,255
Net unrealized depreciation	(2,368,435)
Total	$177,699,820

23	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2013

Statement of Operations

Investment Income	Year Ended December 31, 2013
Interest	$3,530,926
Dividends	166,556
Securities lending income, net	7,370
Interest allocated from affiliated investment	3,104
Expenses allocated from affiliated investment	(373)
Total investment income	$3,707,583

Expenses
Investment adviser fee	$558,509
Trustees’ fees and expenses	4,636
Custodian fee	74,692
Legal and accounting services	70,901
Miscellaneous	4,408
Total expenses	$713,146
Deduct —
Allocation of expenses to affiliate	$92,348
Reduction of custodian fee	12
Total expense reductions	$92,360

Net expenses	$620,786

Net investment income	$3,086,797

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$1,548,770
Investment transactions allocated from affiliated investments	93
Net realized gain	$1,548,863
Change in unrealized appreciation (depreciation) —
Investments	$(5,481,323)
Net change in unrealized appreciation (depreciation)	$(5,481,323)

Net realized and unrealized loss	$(3,932,460)

Net decrease in net assets from operations	$(845,663)

24	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2013

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2013	2012
From operations —
Net investment income	$3,086,797	$3,544,648
Net realized gain from investment transactions	1,548,863	3,562,634
Net change in unrealized appreciation (depreciation) from investments	(5,481,323)	(956,009)
Net increase (decrease) in net assets from operations	$(845,663)	$6,151,273
Capital transactions —
Contributions	$94,333,637	$13,223,178
Withdrawals	(30,687,740)	(34,182,229)
Net increase (decrease) in net assets from capital transactions	$63,645,897	$(20,959,051)

Net increase (decrease) in net assets	$62,800,234	$(14,807,778)

Net Assets
At beginning of year	$114,899,586	$129,707,364
At end of year	$177,699,820	$114,899,586

25	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2013

Supplementary Data

	Year Ended December 31,
Ratios/Supplemental Data	2013		2012		2011	2010	2009
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.50	%(2)	0.50	%(2)	0.57%	0.57%	0.57%
Net investment income	2.48%		2.93%		3.39%	3.87%	4.35%
Portfolio Turnover	107%		113%		100%	91%	94%

Total Return	(1.04)%		5.12%		7.34%	7.53%	5.99%

Net assets, end of year (000’s omitted)	$177,700		$114,900		$129,707	$144,019	$129,527

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(2)

The investment adviser subsidized certain operating expenses (equal to 0.07% of average daily net assets for each of the years ended December 31, 2013 and 2012). Absent this subsidy, total return would have been lower.

26	See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2013

Notes to Financial Statements

1  Significant Accounting Policies

Investment Grade Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objectives are to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2013, Eaton Vance Balanced Fund, Eaton Vance Investment Grade Income Fund and donor advised funds (established and maintained by a public charity) managed by Eaton Vance Management (EVM) held an interest of 36.4%, 47.1% and 16.5%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity Securities. Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend.

Derivatives. Interest rate swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Affiliated Funds. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by EVM. The value of the Portfolio’s investment in Cash Reserves Fund and Cash Collateral Fund reflects the Portfolio’s proportionate interest in each of their net assets. Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note since its acquisition. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share

27

Investment Grade Income Portfolio

December 31, 2013

Notes to Financial Statements — continued

of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

As of December 31, 2013, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked to market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at a reduced rate on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated or reduced without the approval of a majority vote of the Trustees of the Portfolio who are not interested persons of BMR or the Portfolio and by the vote of a majority of the holders of interest in the Portfolio. For the year ended December 31, 2013, the Portfolio’s investment adviser fee amounted to $558,509 or 0.45% of the Portfolio’s average daily net assets. Pursuant to a voluntary expense reimbursement, BMR was allocated $92,348 of the Portfolio’s operating expenses for the year ended December 31, 2013. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2013, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

28

Investment Grade Income Portfolio

December 31, 2013

Notes to Financial Statements — continued

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the year ended December 31, 2013 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$68,009,385	$48,437,812
U.S. Government and Agency Securities	129,805,706	83,074,687

	$197,815,091	$131,512,499

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$182,822,672

Gross unrealized appreciation	$645,169
Gross unrealized depreciation	(3,594,111)

Net unrealized depreciation	$(2,948,942)

5  Financial Instruments

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Portfolio holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swaptions.

The non-exchange traded derivatives in which the Portfolio invests, including swaption contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At December 31, 2013, the maximum amount of loss the Portfolio would incur due to counterparty risk was $924,203, representing the fair value of such derivatives in an asset position, with the highest amount from any one counterparty being $681,753. To mitigate this risk, the Portfolio has entered into master netting agreements with substantially all its derivative counterparties, which allows it and a counterparty to aggregate amounts owed by each of them for derivative transactions under the agreement into a single net amount payable by either the Portfolio or the counterparty. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at December 31, 2013 was as follows:

	Fair Value
Derivative	Asset Derivative		Liability Derivative

Interest rate swaptions	$924,203	(1)	$—

(1)	Statement of Assets and Liabilities location: Unaffiliated investments, at value.

During the current reporting period, the Portfolio adopted the new disclosure requirements for offsetting assets and liabilities, pursuant to which an entity is required to disclose both gross and net information for assets and liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table

29

Investment Grade Income Portfolio

December 31, 2013

Notes to Financial Statements — continued

above. The following table presents the Portfolio’s derivative assets by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets as of December 31, 2013.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Citibank NA	$681,753	$—	$—	$—	$681,753
Wells Fargo	242,450	—	—	—	242,450

	$924,203	$—	$—	$—	$924,203

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

Information with respect to securities on loan at December 31, 2013 is included at Note 7.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended December 31, 2013 was as follows:

Derivative	Realized Gain (Loss) on Derivatives Recognized in Income		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Interest rate swaptions	$579,600	(1)	$105,814	(2)

(1)	Statement of Operations location: Net realized gain (loss) – Investment transactions.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Investments.

The average notional amount of interest rate swaptions outstanding during the year ended December 31, 2013, which is indicative of the volume of this derivative type, was $15,846,000.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2013.

7  Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the year ended December 31, 2013 amounted to $1,015.

The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral in Cash Collateral Fund.

At December 31, 2013, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $3,372,087 and $3,448,517, respectively. The carrying amount of the liability for collateral for securities loaned at December 31, 2013 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at December 31, 2013.

30

Investment Grade Income Portfolio

December 31, 2013

Notes to Financial Statements — continued

8  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2013, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds & Notes	$—	$60,722,699	$—	$60,722,699
Agency Mortgage-Backed Securities	—	37,383,543	—	37,383,543
Commercial Mortgage-Backed Securities	—	16,102,306	—	16,102,306
Asset-Backed Securities	—	4,565,193	—	4,565,193
Foreign Government Bonds	—	510,926	—	510,926
U.S. Government Agency Bonds	—	3,511,825	—	3,511,825
U.S. Treasury Obligations	—	45,441,546	—	45,441,546
Preferred Securities	301,500	4,430,140	—	4,731,640
Tax-Exempt Investments	—	251,815	—	251,815
Interest Rate Swaptions Purchased	—	924,203	—	924,203
Short-Term Investments	—	5,728,034	—	5,728,034

Total Investments	$301,500	$179,572,230	$—	$179,873,730

The Portfolio held no investments or other financial instruments as of December 31, 2012 whose fair value was determined using Level 3 inputs. At December 31, 2013, there were no investments transferred between Level 1 and Level 2 during the year then ended.

31

Investment Grade Income Portfolio

December 31, 2013

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Investment Grade Income Portfolio:

We have audited the accompanying statement of assets and liabilities of Investment Grade Income Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2013, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2013, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Investment Grade Income Portfolio as of December 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 19, 2014

32

Eaton Vance

Investment Grade Income Fund

December 31, 2013

Management and Organization

Fund Management.  The Trustees of Eaton Vance Special Investment Trust (the Trust) and Investment Grade Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 182 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 182 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(1) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years. None.

Allen R. Freedman 1940	Trustee	Since 2007

Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).

Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

Valerie A. Mosley(2) 1960	Trustee	Since 2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years. Director of Dynex Capital, Inc. (mortgage REIT) (since 2013)

William H. Park 1947	Trustee	Since 2003

Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(1) None.

33

Eaton Vance

Investment Grade Income Fund

December 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Since 2003

Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).

Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Since 2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Of the Trust since 1998 and of the Portfolio since 2000

Distinguished Professor of Corporate and Business Law, Jack G. Clarke Business Law Institute, Cornell University Law School. Formerly, the Paul Hastings Professor of Corporate and Securities Law (2006-2012) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.

Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years

Payson F. Swaffield(3) 1956	President of the Trust and Vice President of the Portfolio	President of the Trust since 2013 and Vice President of the Portfolio since 2011	Vice President and Chief Income Investment Officer of EVM and BMR.

Thomas H. Luster 1962	President of the Portfolio	Since 2010	Vice President of EVM and BMR.

34

Eaton Vance

Investment Grade Income Fund

December 31, 2013

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011; Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

James F. Kirchner(4) 1967	Treasurer	Since 2013	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)

During their respective tenures, the Trustees (except Mr. Eston and Mmes. Mosley and Taggart) also served as Board members of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

(2)	Effective January 1, 2014, Ms. Mosley became a Trustee of the Trust and of the Portfolio.
(3)	Prior to 2013, Mr. Swaffield was Vice President of the Trust since 2011.
(4)	Prior to 2013, Mr. Kirchner served as Assistant Treasurer of the Trust and of the Portfolio since 2007.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

36

Investment Adviser of Investment Grade Income Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Investment Grade Income Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2978 12.31.13

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2012 and December 31, 2013 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/12	12/31/13
Audit Fees	$40,646	$43,410
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$17,620	$17,820
All Other Fees(3)	$0	$0

Total	$58,266	$61,230

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2012 and December 31, 2013; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/12	12/31/13
Registrant	$17,620	$17,820
Eaton Vance(1)	$615,489	$409,385

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Income Portfolio

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	February 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 13, 2014

By:	/s/ Thomas H. Luster
Thomas H. Luster
President

Date:	February 13, 2014